Financial Instruments - Summary of Credit Risk Classification (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,270.8	$ 1,241.5	$ 2,165.5	$ 1,713.0
Financial investments	2,616.9	1,943.7
Derivative financial instruments	34.3	32.1
External assessment appraisal	3,922.0	3,217.3
Collateralized accounts receivable	288.7	323.3
Trade accounts receivable, net	717.1	665.4
Customer and commercial financing	16.4	37.4
Internal credit appraisal	1,022.2	1,026.1
Group 1 [member]
Disclosure of detailed information about financial instruments [line items]
Internal credit appraisal	5.5	2.1
Group 2 [member]
Disclosure of detailed information about financial instruments [line items]
Internal credit appraisal	96.7	149.5
Group 3 [member]
Disclosure of detailed information about financial instruments [line items]
Internal credit appraisal	920.0	874.5
External credit AAA grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	52.2	46.5
External credit AA grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	1,406.7	1,165.1
External credit A grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	1,715.2	1,478.4
External credit BBB grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	688.3	481.6
External credit BB grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	0.5	10.4
External credit not applicable grades [member]
Disclosure of detailed information about financial instruments [line items]
External assessment appraisal	$ 59.1	$ 35.3